Revenue and Cost of Sales (Tables)	9 Months Ended
Sep. 30, 2026
Revenue and Cost of Sales
Schedule of disaggregation of revenue
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Concentrate sales	$31,582	$21,425	$105,588	$59,127
Provisional pricing adjustments	1,803	(383)	(5,983)	2,556
	$33,385	$21,042	$99,605	$61,683

Schedule of cost of sales
	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Production costs	$16,855	$9,992	$41,943	$27,963
Write down of equipment and materials and supplies inventory	31	249	49	413
Depreciation and depletion	1,667	896	6,392	2,616
	$18,553	$11,137	$48,384	$30,992